SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE	12 Months Ended
Dec. 31, 2020
Disclosure Of Geographical Areas And Products [Abstract]
SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE	SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE
The following table presents geographic information about revenue attributed to countries based on the location of external customers for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
	$	$	$
Revenue
Canada	119,287	104,842	96,434
Germany	25,387	26,082	24,361
United States	966,729	923,239	834,989
Other	101,625	104,356	97,235
Total revenue	1,213,028	1,158,519	1,053,019
The following table presents geographic information about long-lived assets by country based on the location of the assets for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Property, plant and equipment
Canada	34,984	36,855
India	54,518	57,857
Portugal	24,720	23,880
United States	300,950	296,719
Other	42	—
Total property, plant and equipment	415,214	415,311
Goodwill
Canada	12,309	12,032
India	26,905	27,606
United States	93,680	68,039
Total goodwill	132,894	107,677
Intangible assets
Canada	13,167	13,595
India	12,389	15,530
United States	98,718	85,924
Total intangible assets	124,274	115,049
Other assets
Canada	165	205
India	192	22
Portugal	34	33
United States	12,919	10,258
Total other assets	13,310	10,518
The following table presents revenue information based on revenues for the following product categories and their complementary packaging systems for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
	$	$	$
Revenue
Tape	713,781	666,571	672,856
Film	181,180	184,398	184,743
Engineered coated products	159,933	162,955	126,973
Protective packaging	152,710	135,605	57,070
Other	5,424	8,990	11,377
	1,213,028	1,158,519	1,053,019